Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies.
Schedule of future minimum purchase commitments

		Less than				Over 5
	Total	one year	1-2 Years	2-3 Years	3-5 Years	Years
Purchase commitments	93,818	73,817	6,667	6,667	6,667	—

Schedule of future minimum capital commitments

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

	Total	Less than one year
Capital commitments	1,806	1,806